T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
March 31, 2026 Unaudited
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.5%
COMMUNICATION SERVICES  7.4%
Diversified Telecommunication Services  2.0%
AT&T  15,189 440
Comcast, Class A  8,177 235
Deutsche Telekom (EUR)  8,137 304
Verizon Communications  8,716 437
1,416
Interactive Media & Services  4.4%
Alphabet, Class A  9,191 2,643
Meta Platforms, Class A  520 298
Pinterest, Class A (1) 12,127 222
3,163
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  3,407 716
716
Total Communication Services 5,295
CONSUMER DISCRETIONARY  6.5%
Broadline Retail  1.4%
Amazon.com (1) 4,726 984
984
Hotels, Restaurants & Leisure  2.2%
Booking Holdings  141 594
Las Vegas Sands  9,448 509
McDonald's  1,529 475
1,578
Specialty Retail  2.9%
AutoZone (1) 86 290
Home Depot  507 167
Lowe's  4,277 1,010
Ulta Beauty (1) 1,195 625
2,092
Total Consumer Discretionary 4,654
CONSUMER STAPLES  6.1%
Beverages  0.3%
Keurig Dr Pepper  6,856 181
181

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  1.9%
Dollar General  2,131 253
Dollar Tree (1) 1,893 207
Walmart  7,180 893
1,353
Food Products  0.2%
Archer-Daniels-Midland  2,292 167
167
Household Products  2.0%
Colgate-Palmolive  5,905 503
Procter & Gamble  6,354 918
1,421
Tobacco  1.7%
Altria Group  3,414 226
Imperial Brands (GBP)  7,158 290
Philip Morris International  4,391 726
1,242
Total Consumer Staples 4,364
ENERGY  7.4%
Energy Equipment & Services  1.0%
SLB  7,230 371
TechnipFMC  5,246 363
734
Oil, Gas & Consumable Fuels  6.4%
Cheniere Energy  750 213
Chevron  4,487 928
EOG Resources  6,519 942
Exxon Mobil  8,179 1,388
Suncor Energy  10,375 686
TotalEnergies (2) 5,692 518
4,675
Total Energy 5,409
FINANCIALS  20.1%
Banks  6.9%
Bank of America  28,118 1,371
Barclays (GBP)  31,884 167
Citigroup  8,617 977
Huntington Bancshares  13,157 206
ING Groep, ADR  5,658 148
JPMorgan Chase  4,386 1,290

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Bancorp  12,977 675
UniCredit, ADR  5,636 203
5,037
Capital Markets  4.8%
Bank of New York Mellon  7,281 864
Charles Schwab  9,998 939
Goldman Sachs Group  618 523
Morgan Stanley  7,153 1,177
3,503
Consumer Finance  0.6%
American Express  1,395 422
422
Financial Services  4.3%
Apollo Global Management  3,457 385
Berkshire Hathaway, Class B (1) 3,039 1,456
Corebridge Financial  15,169 362
Corpay (1) 1,093 318
Global Payments  5,322 358
PayPal Holdings  4,724 214
3,093
Insurance  3.5%
Allstate  2,968 615
AXA (EUR)  4,718 217
Chubb  3,036 990
Hartford Insurance Group  1,651 223
MetLife  7,061 499
2,544
Total Financials 14,599
HEALTH CARE  12.7%
Biotechnology  2.6%
Gilead Sciences  7,408 1,032
Regeneron Pharmaceuticals  828 640
United Therapeutics (1) 414 246
1,918
Health Care Equipment & Supplies  0.4%
ResMed  1,202 270
270
Health Care Providers & Services  4.9%
Cencora  976 307
CVS Health  7,577 544

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Elevance Health  1,074 314
McKesson  750 649
Quest Diagnostics  1,496 293
Tenet Healthcare (1) 3,636 686
UnitedHealth Group  2,812 761
3,554
Life Sciences Tools & Services  0.9%
Thermo Fisher Scientific  1,289 634
634
Pharmaceuticals  3.9%
Bristol-Myers Squibb  2,350 143
Johnson & Johnson  3,772 922
Merck  8,385 1,009
Pfizer  6,025 169
Viatris  31,651 428
Zoetis  1,544 182
2,853
Total Health Care 9,229
INDUSTRIALS & BUSINESS SERVICES  12.8%
Aerospace & Defense  2.6%
Boeing (1) 815 162
L3Harris Technologies  2,213 764
Northrop Grumman  1,371 935
1,861
Air Freight & Logistics  0.2%
FedEx  459 163
163
Construction & Engineering  0.3%
Vinci (EUR)  1,676 252
252
Electrical Equipment  0.9%
AMETEK  2,868 615
615
Ground Transportation  1.8%
Canadian National Railway  3,802 391
CSX  21,842 896
1,287

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  0.2%
Honeywell International  756 171
171
Machinery  5.5%
Caterpillar  1,450 1,027
Cummins  332 179
Deere  935 527
Dover  2,072 432
Fortive  7,226 399
Parker-Hannifin  981 878
Stanley Black & Decker  4,714 335
Xylem  1,981 237
4,014
Professional Services  1.0%
Automatic Data Processing  996 202
SS&C Technologies Holdings  8,182 553
755
Trading Companies & Distributors  0.3%
AerCap Holdings  1,820 250
250
Total Industrials & Business Services 9,368
INFORMATION TECHNOLOGY  12.4%
Communications Equipment  1.9%
Ciena (1) 977 379
Cisco Systems  12,851 997
1,376
Electronic Equipment, Instruments & Components  2.6%
CDW  850 103
Flex (1) 3,244 212
Keysight Technologies (1) 1,247 352
TE Connectivity  3,467 725
Teledyne Technologies (1) 852 515
1,907
Semiconductors & Semiconductor Equipment  6.0%
Advanced Micro Devices (1) 1,345 274
Applied Materials  2,456 839
First Solar (1) 1,134 224
Intel (1) 7,138 315
Micron Technology  3,285 1,110
NXP Semiconductors  1,125 222

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ON Semiconductor (1) 4,363 270
QUALCOMM  3,263 420
Taiwan Semiconductor Manufacturing, ADR  2,013 680
4,354
Software  1.2%
Intuit  355 153
Microsoft  389 144
Roper Technologies  544 193
Salesforce  1,545 288
Workday, Class A (1) 791 103
881
Technology Hardware, Storage & Peripherals  0.7%
NetApp  1,365 140
Western Digital  1,439 389
529
Total Information Technology 9,047
MATERIALS  3.3%
Chemicals  1.2%
Linde  1,825 905
905
Containers & Packaging  0.3%
Avery Dennison  1,061 183
183
Metals & Mining  1.8%
Anglogold Ashanti  2,425 236
Kinross Gold  7,526 230
Newmont  3,984 431
Reliance  769 234
Southern Copper  1,181 203
1,334
Total Materials 2,422
REAL ESTATE  3.9%
Health Care Real Estate Investment Trusts  1.4%
Ventas, REIT  5,735 469
Welltower, REIT  2,789 551
1,020
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  2,277 301
301

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.8%
AvalonBay Communities, REIT  1,427 233
Equity Residential, REIT  4,149 246
Essex Property Trust, REIT  500 121
600
Specialized Real Estate Investment Trusts  1.3%
Digital Realty Trust, REIT  948 171
Equinix, REIT  153 150
Lamar Advertising, Class A, REIT  3,570 452
Public Storage, REIT  530 144
917
Total Real Estate 2,838
UTILITIES  5.9%
Electric Utilities  3.1%
Constellation Energy  1,316 367
Entergy  4,121 463
Exelon  9,152 449
NextEra Energy  5,052 469
PG&E  20,664 363
Xcel Energy  1,322 105
2,216
Gas Utilities  0.5%
Atmos Energy  1,761 325
325
Independent Power & Renewable Electricity
Producers  0.3%
Vistra  1,531 230
230
Multi-Utilities  2.0%
Ameren  5,056 556
CMS Energy  2,510 194
Consolidated Edison  4,186 474
DTE Energy  1,718 251
1,475
Total Utilities 4,246
Total Common Stocks (Cost $60,312) 71,471

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
EQUITY FUNDS  1.1%
iShares Russell 1000 Value ETF (2) 3,734 798
Total Equity Funds (Cost $815) 798
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 161,914 162
Total Short-Term Investments (Cost $162) 162
Total Investments in Securities  99.8%
(Cost $61,289) $ 72,431
Other Assets Less Liabilities 0.2% 176
Net Assets 100.0% $ 72,607
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 5
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 447  ¤  ¤ $ 162
T. Rowe Price Treasury
Reserve Fund, 3.68% 464  ¤  ¤ —
Total $ 162^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $162.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Large-Cap Value Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2026 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F201-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 70,241 $ 1,230 $ — $ 71,471
Equity Funds 798 — — 798
Short-Term Investments 162 — — 162
Total $ 71,201 $ 1,230 $ — $ 72,431